INVESTMENT IN FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENT IN FINANCE LEASE [Abstract]
Net Investment in Finance Lease
The Company’s net investment in finance lease consisted of the following (dollars in thousands):

	December 31, 2017	December 31, 2016
Total minimum lease payments receivable	$13,200	$15,080
Estimated unguaranteed residual value of leased asset	4,227	4,227
Unearned finance income	(3,481)	(4,212)
Net Investment in Finance Lease	$13,946	$15,095

Future Minimum Rental Payments Due Under Non-Cancellable Finance Lease
Presented below are the contracted future minimum rental payments due under non-cancellable finance lease, as of December 31, 2017.

Year ending December 31,	(Dollars in thousands)
2018	$1,800
2019	1,800
2020	1,800
2021	1,800
2022	1,800
Thereafter	4,200
Future minimum rental payments under finance lease	$13,200